CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Net revenues:
Services and other revenue	$ 14,986	¥ 97,783	¥ 273,433
Financing income	8,098	52,837	195,364	¥ 402,750
Less: Funding costs	(3,370)	(21,992)	(50,610)	(156,138)
Net financing income	4,728	30,845	144,754	246,612
Business related taxes and surcharges	(543)	(3,540)	(15,743)	(20,623)
Total net revenues	235,426	1,536,149	3,357,494	3,913,474
Provision for loans and advances	(123,178)	(803,736)	(1,239,962)	(751,572)
Net revenues after provision for loans and advances	112,248	732,413	2,117,532	3,161,902
Operating costs and expenses:
Provision for financial guarantee liabilities	(15,790)	(103,027)	(19,206)	(21,712)
Origination and servicing (including related party amounts of RMB162,853, RMB73,008 and RMB29,022(US$4,448) for the years ended December 31, 2018, 2019 and 2020, respectively)	(117,437)	(766,275)	(1,388,640)	(1,757,935)
Sales and marketing (including related party amounts of RMB9,631, nil and nil for the years ended December 31, 2018,2019 and 2020, respectively)	(2,316)	(15,113)	(138,068)	(221,117)
General and administrative (including related party amounts of RMB276, nil and nil for the years ended December 31, 2018,2019 and 2020, respectively)	(35,173)	(229,506)	(281,956)	(379,415)
Research and development	(4,160)	(27,144)	(81,664)	(139,318)
Total operating costs and expenses	(174,876)	(1,141,065)	(1,909,534)	(2,519,497)
Income/(loss) from operations	(62,628)	(408,652)	207,998	642,405
Interest income/(expense), net	(14)	(89)	39,616	66,791
Government subsidies	647	4,221	106,873	70,351
Other (expense)/income, net	1,021	6,663	13,998	(15,288)
Net income/(loss) before income taxes	(60,974)	(397,857)	368,485	764,259
Income tax expenses	(48,504)	(316,486)	(105,243)	(159,629)
Net income/(loss)	(109,478)	(714,343)	263,242	604,630
Net (income)/loss attributable to noncontrolling interests	271	1,770	(9,632)	(3,011)
Net income/(loss) attributable to Weidai Ltd.'s shareholders	(109,207)	(712,573)	253,610	601,619
Reversal of accretion on Series C preferred shares				120,000
Net income attributable to ordinary shareholders	$ (109,207)	¥ (712,573)	¥ 253,610	¥ 721,619
Earnings/(loss) per share:
Basic | (per share)	$ (1.55)	¥ (10.11)	¥ 3.60	¥ 10.93
Earnings/(loss) per share - diluted | (per share)	$ (1.55)	¥ (10.11)	¥ 3.60	¥ 10.93
Shares used in earnings/(loss) per share computation:
Basic | shares	70,461,455	70,461,455	70,449,524	50,954,061
Diluted | shares	70,461,455	70,461,455	70,449,524	50,954,061
Other comprehensive (loss)/income
Foreign currency translation adjustment		¥ 0	¥ 190	¥ (2,700)
Comprehensive income/(loss)	$ (109,478)	(714,343)	263,432	601,930
Comprehensive (income)/loss attributable to noncontrolling interests	271	1,770	(9,632)	(3,011)
Comprehensive income/(loss) attributable to Weidai Ltd.'s shareholders	(109,207)	(712,573)	253,800	598,919
Reversal of accretion on Series C preferred shares				120,000
Comprehensive income/(loss) attributable to ordinary shareholders	(109,207)	(712,573)	253,800	718,919
Loan facilitation services
Net revenues:
Services and other revenue				3,155,721
Post facilitation services
Net revenues:
Services and other revenue				342,052
Loan service fee
Net revenues:
Services and other revenue	216,255	1,411,061	2,955,050
Other revenues
Net revenues:
Services and other revenue	$ 14,986	¥ 97,783	¥ 273,433	¥ 189,712